Long-term debt - Summary of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Proforma Debt Instrument [Line Items]
Long-term debt and Capital lease obligations	$ 41,895	$ 50,965
Current portion of long-term debt	3,795	5,567
Long-term debt	38,100	45,398
Capital leasing arrangements [Member] | Land and Building [Member]
Proforma Debt Instrument [Line Items]
Obligation under capital leases	13,767	14,346
Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	7,590	10,009
Revolving credit facility [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	18,000	18,000
Leasehold improvements [Member] | Furniture and equipment [Member]
Proforma Debt Instrument [Line Items]
Obligation under capital leases	388	2,289
Cash contribution [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	1,500	5,000
Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	$ 650	$ 1,321